The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Variable Portfolio - Partners Core Equity Fund, Variable Portfolio - Partners International Value Fund and Variable Portfolio - Partners Small Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 6, 2021 (Accession No. 0001193125-21-107127), which is incorporated herein by reference.